12025466

NYSE Euronext

Edwin Mecabe
Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

February 17, 2012

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Received SEC
FEB 17 2012
Washington, DC 20549

CERT NYS
File No. 001-33121

To Whom It May Concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Petroleo Brasileiro S.A. - Petrobras (Guarantor), Petrobras International Finance Company (Issuer) 2.875% Global Notes due 2015 and 3.500% Global Notes due 2017 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 15, 2012. Tentative listing date – February 22, 2012.

Sincerely,